Equity accounted investees (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Equity accounted investees		R$ 72,090	R$ 82,445
Income from equity interests in affiliates		R$ (17,384)	R$ (8,764)
Granito soluções em pagamentos S.A.
Disclosure of associates [line items]
Percentage in share capital	45.00%	45.00%	45.00%
Equity accounted investees		R$ 62,582	R$ 81,294
Income from equity interests in affiliates		(17,384)	(8,764)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Equity accounted investees		R$ 9,508	R$ 1,151